Convertible Senior Notes (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Summary of Convertible Debt
The net carrying amount of the outstanding Notes was as follows:

	December 31, 2021	December 31, 2020
	$	$
Principal	920,000	920,000
Unamortized offering costs (1)	(9,037)	(9,434)
Unamortized discounts (1)	—	(152,558)
Net carrying amount	910,963	758,008
(1) Prior to the adoption of ASU 2020-06 on January 1, 2021, the Company accounted for its Notes as separate liability and equity components. The comparative figures represent the offering costs and debt discount related to the liability component prior to adoption.

The following table sets forth the interest expense recognized related to the outstanding Notes:

	Years ended
	December 31, 2021	December 31, 2020
	$	$
Contractual interest expense	1,150	329
Amortization of offering costs(1)	2,343	510
Amortization of debt discount(1)	—	8,246
Total interest expense related to the outstanding Notes	3,493	9,085
(1) Prior to the adoption of ASU 2020-06 on January 1, 2021, the Company accounted for its Notes as separate liability and equity components. The comparative figures represent the amortization of offering costs and debt discount related to the liability component prior to adoption.